(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE

NOTE 13. (LOSS) EARNINGS PER SHARE

The following table presents a reconciliation of basic and diluted earnings per share:

	For the years ended December, 31
	2021	2020	2019
Numerator:
Net (loss)	$(2,145,530)	$(9,075,353)	$(61,995,758)
Denominator:
Weighted average number of common stock outstanding-basic and diluted	6,572,226	6,406,146	4,422,837	*
(Loss) per share – basic and diluted	$(0.33)	$(1.42)	$(0.85	)*

*	- The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.